Non-Current Assets - Property, Plant and Equipment, Net - Schedule of Reconciliations of the Values at the Beginning and End of the Current (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	$ 80,547	$ 92,309
Additions	26,926	12,760
Depreciation expense	(25,093)	(21,541)
Translation adjustments	(960)	(2,981)
Ending Balance	81,420	80,547
Computer equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	20,444	22,990
Additions	22,966	9,945
Depreciation expense	(15,295)	(11,693)
Translation adjustments	(442)	(798)
Ending Balance	27,673	20,444
Office furniture & equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	53,016	60,740
Additions	2,343	714
Depreciation expense	(6,657)	(6,606)
Translation adjustments	(437)	(1,832)
Ending Balance	48,265	53,016
Machinery & equipment [Member]
Schedule of Reconciliations of the Values at the Beginning and End of the Current [Line Items]
Beginning Balance	7,087	8,579
Additions	1,617	2,101
Depreciation expense	(3,141)	(3,242)
Translation adjustments	(81)	(351)
Ending Balance	$ 5,482	$ 7,087